UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-22083

Fidelity Central Investment Portfolios II LLC

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Mortgage Backed Securities Central Fund

May 31, 2018

MBSCEN-QTLY-0718
1.850080.111

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 98.9%
	Principal Amount	Value
Fannie Mae - 53.4%
12 month U.S. LIBOR + 1.445% 3.422% 4/1/37 (a)(b)	102,795	106,273
12 month U.S. LIBOR + 1.480% 3.302% 7/1/34 (a)(b)	35,704	36,594
12 month U.S. LIBOR + 1.495% 3.296% 1/1/35 (a)(b)	162,983	168,491
12 month U.S. LIBOR + 1.507% 3.2% 7/1/37 (a)(b)	29,105	30,238
12 month U.S. LIBOR + 1.553% 3.326% 6/1/36 (a)(b)	205,585	214,170
12 month U.S. LIBOR + 1.565% 3.565% 3/1/37 (a)(b)	44,672	46,380
12 month U.S. LIBOR + 1.594% 3.448% 5/1/36 (a)(b)	211,992	222,851
12 month U.S. LIBOR + 1.617% 3.506% 3/1/33 (a)(b)	110,855	114,967
12 month U.S. LIBOR + 1.641% 3.366% 9/1/36 (a)(b)	85,539	89,143
12 month U.S. LIBOR + 1.643% 3.315% 9/1/36 (a)(b)	57,426	59,759
12 month U.S. LIBOR + 1.645% 3.589% 6/1/47 (a)(b)	90,578	93,205
12 month U.S. LIBOR + 1.718% 3.399% 5/1/35 (a)(b)	246,264	256,610
12 month U.S. LIBOR + 1.725% 2.575% 6/1/42 (a)(b)	348,568	359,346
12 month U.S. LIBOR + 1.728% 3.531% 11/1/36 (a)(b)	82,624	87,028
12 month U.S. LIBOR + 1.730% 2.802% 7/1/43 (a)(b)	6,695,112	6,916,915
12 month U.S. LIBOR + 1.741% 3.529% 3/1/40 (a)(b)	411,163	431,013
12 month U.S. LIBOR + 1.745% 3.573% 7/1/35 (a)(b)	99,780	103,547
12 month U.S. LIBOR + 1.750% 3.049% 8/1/41 (a)(b)	529,701	547,054
12 month U.S. LIBOR + 1.800% 2.737% 1/1/42 (a)(b)	918,690	955,460
12 month U.S. LIBOR + 1.800% 3.572% 7/1/41 (a)(b)	291,537	305,559
12 month U.S. LIBOR + 1.810% 3.56% 12/1/39 (a)(b)	149,854	154,602
12 month U.S. LIBOR + 1.812% 3.561% 12/1/40 (a)(b)	8,350,546	8,740,969
12 month U.S. LIBOR + 1.818% 2.682% 2/1/42 (a)(b)	1,208,898	1,255,495
12 month U.S. LIBOR + 1.818% 3.001% 9/1/41 (a)(b)	172,361	178,059
12 month U.S. LIBOR + 1.818% 3.261% 7/1/41 (a)(b)	231,686	244,080
12 month U.S. LIBOR + 1.825% 3.768% 2/1/35 (a)(b)	915,458	943,208
12 month U.S. LIBOR + 1.830% 3.331% 10/1/41 (a)(b)	140,015	144,688
12 month U.S. LIBOR + 1.851% 3.588% 5/1/36 (a)(b)	73,015	76,518
12 month U.S. LIBOR + 1.900% 3.745% 7/1/37 (a)(b)	248,406	262,317
6 month U.S. LIBOR + 1.475% 3.121% 10/1/33 (a)(b)	2,134	2,188
6 month U.S. LIBOR + 1.505% 3.1% 1/1/35 (a)(b)	308,983	317,577
6 month U.S. LIBOR + 1.510% 3.195% 2/1/33 (a)(b)	1,350	1,385
6 month U.S. LIBOR + 1.535% 3.256% 3/1/35 (a)(b)	27,304	28,077
6 month U.S. LIBOR + 1.535% 3.257% 12/1/34 (a)(b)	55,050	56,587
6 month U.S. LIBOR + 1.556% 3.373% 10/1/33 (a)(b)	18,905	19,436
6 month U.S. LIBOR + 1.565% 3.19% 7/1/35 (a)(b)	25,036	25,791
6 month U.S. LIBOR + 1.740% 3.313% 12/1/34 (a)(b)	6,114	6,434
6 month U.S. LIBOR + 1.960% 3.95% 9/1/35 (a)(b)	45,393	47,372
U.S. TREASURY 1 YEAR INDEX + 2.208% 4.083% 3/1/35 (a)(b)	48,816	50,589
U.S. TREASURY 1 YEAR INDEX + 2.270% 3.675% 6/1/36 (a)(b)	356,278	376,308
U.S. TREASURY 1 YEAR INDEX + 2.295% 3.54% 10/1/33 (a)(b)	116,983	123,466
U.S. TREASURY 1 YEAR INDEX + 2.447% 3.695% 7/1/34 (a)(b)	261,660	277,289
2.5% 11/1/42 to 4/1/47	39,136,652	36,828,607
3% 8/1/25 to 12/1/46	609,422,447	594,220,609
3.25% 12/1/41	47,255	46,787
3.4% 7/1/42 to 9/1/42	1,205,104	1,205,319
3.5% 3/1/26 to 10/1/56	1,040,822,097	1,043,589,325
3.5% 6/1/33 (c)	24,300,000	24,624,633
3.5% 6/1/33 (c)	24,300,000	24,624,633
3.5% 6/1/33 (c)	35,300,000	35,771,587
3.5% 6/1/33 (c)	35,200,000	35,670,251
3.5% 6/1/33(c)	35,200,000	35,670,251
3.5% 6/1/33 (c)	35,300,000	35,771,587
3.5% 6/1/33 (c)	24,850,000	25,181,981
3.5% 6/1/33 (c)	24,850,000	25,181,981
3.5% 6/1/33 (c)	24,825,000	25,156,647
3.5% 6/1/33 (c)	24,825,000	25,156,647
3.5% 6/1/33 (c)	24,325,000	24,649,967
3.5% 6/1/33 (c)	24,325,000	24,649,967
3.5% 6/1/48 (c)	21,000,000	20,929,339
3.525% 5/1/42	25,974	26,204
3.65% 5/1/42 to 8/1/42	735,259	745,175
3.9% 4/1/42	151,565	155,640
4% 11/1/31 to 5/1/48	670,304,431	688,440,120
4% 6/1/48 (c)	24,101,000	24,622,237
4% 6/1/48 (c)	57,800,000	59,050,052
4% 6/1/48 (c)	63,950,000	65,333,059
4.025% 5/1/42 to 8/1/42	238,376	246,071
4.25% 11/1/41	227,122	236,564
4.5% 11/1/19 to 8/1/56	146,553,997	154,238,673
4.5% 6/1/48 (c)	88,000,000	91,853,265
4.5% 6/1/48 (c)	220,450,000	230,102,866
4.5% 6/1/48 (c)	32,150,000	33,557,755
4.5% 6/1/48 (c)	28,650,000	29,904,500
4.5% 7/1/48 (c)	223,400,000	232,806,793
5% 12/1/18 to 8/1/56	68,453,552	73,264,248
5.255% 8/1/41	3,211,377	3,467,524
5.5% 6/1/18 to 5/1/44	40,310,188	43,990,229
6% 7/1/19 to 1/1/42	31,876,386	35,251,336
6.309% 2/1/39	4,975,700	5,373,684
6.5% 9/1/18 to 8/1/39	28,373,513	31,592,653
7% 9/1/21 to 7/1/37	1,931,572	2,165,941
7.5% 12/1/22 to 2/1/32	828,510	933,606
8% 8/1/29 to 3/1/37	21,164	24,836
8.5% 12/1/19 to 8/1/23	423	454
9.5% 6/1/18 to 2/1/25	2,075	2,128
		3,870,792,769
Freddie Mac - 21.7%
12 month U.S. LIBOR + 1.325% 3.075% 1/1/36 (a)(b)	85,607	87,831
12 month U.S. LIBOR + 1.325% 3.075% 3/1/37 (a)(b)	29,004	29,751
12 month U.S. LIBOR + 1.375% 3.161% 3/1/36 (a)(b)	239,525	246,278
12 month U.S. LIBOR + 1.500% 3.428% 3/1/36 (a)(b)	199,810	206,337
12 month U.S. LIBOR + 1.515% 3.265% 11/1/35 (a)(b)	72,981	75,455
12 month U.S. LIBOR + 1.750% 3.25% 7/1/41 (a)(b)	1,301,139	1,366,081
12 month U.S. LIBOR + 1.750% 3.5% 12/1/40 (a)(b)	3,997,669	4,149,381
12 month U.S. LIBOR + 1.754% 3.066% 9/1/41 (a)(b)	1,588,514	1,653,661
12 month U.S. LIBOR + 1.793% 3.543% 4/1/37 (a)(b)	63,677	66,556
12 month U.S. LIBOR + 1.864% 3.614% 4/1/36 (a)(b)	142,943	149,701
12 month U.S. LIBOR + 1.874% 3.654% 10/1/42 (a)(b)	747,577	779,604
12 month U.S. LIBOR + 1.877% 3.352% 4/1/41 (a)(b)	130,511	134,682
12 month U.S. LIBOR + 1.880% 3.205% 9/1/41 (a)(b)	195,950	206,015
12 month U.S. LIBOR + 1.910% 3.262% 6/1/41 (a)(b)	184,224	194,183
12 month U.S. LIBOR + 1.910% 3.586% 5/1/41 (a)(b)	167,400	173,335
12 month U.S. LIBOR + 1.910% 3.634% 5/1/41 (a)(b)	257,886	271,539
12 month U.S. LIBOR + 1.910% 3.664% 6/1/41 (a)(b)	245,471	258,717
12 month U.S. LIBOR + 1.920% 3.67% 6/1/36 (a)(b)	36,306	38,182
12 month U.S. LIBOR + 1.993% 4.803% 4/1/38 (a)(b)	195,182	205,818
12 month U.S. LIBOR + 2.045% 3.811% 7/1/36 (a)(b)	101,105	106,880
12 month U.S. LIBOR + 2.197% 3.899% 3/1/33 (a)(b)	3,117	3,262
12 month U.S. LIBOR + 2.200% 3.95% 12/1/36 (a)(b)	196,843	208,072
6 month U.S. LIBOR + 1.125% 2.849% 8/1/37 (a)(b)	59,930	60,497
6 month U.S. LIBOR + 1.445% 3.445% 3/1/35 (a)(b)	64,631	66,069
6 month U.S. LIBOR + 1.608% 3.08% 12/1/35 (a)(b)	89,945	92,605
6 month U.S. LIBOR + 1.647% 3.309% 2/1/37 (a)(b)	242,492	250,347
6 month U.S. LIBOR + 1.675% 3.175% 6/1/37 (a)(b)	50,408	52,112
6 month U.S. LIBOR + 1.720% 3.345% 8/1/37 (a)(b)	92,671	95,959
6 month U.S. LIBOR + 1.746% 3.33% 5/1/37 (a)(b)	24,144	24,744
6 month U.S. LIBOR + 1.932% 3.552% 10/1/36 (a)(b)	316,328	328,147
6 month U.S. LIBOR + 1.976% 3.648% 10/1/35 (a)(b)	207,470	215,873
6 month U.S. LIBOR + 2.040% 3.622% 6/1/37 (a)(b)	106,407	111,455
6 month U.S. LIBOR + 2.066% 3.658% 6/1/37 (a)(b)	69,460	72,756
6 month U.S. LIBOR + 2.755% 4.432% 10/1/35 (a)(b)	289,294	306,831
U.S. TREASURY 1 YEAR INDEX + 2.035% 3.131% 6/1/33 (a)(b)	282,646	295,118
U.S. TREASURY 1 YEAR INDEX + 2.267% 3.432% 6/1/33 (a)(b)	672,002	707,732
U.S. TREASURY 1 YEAR INDEX + 2.418% 3.656% 3/1/35 (a)(b)	1,185,243	1,254,335
3% 6/1/31 to 3/1/48	392,651,195	382,029,696
3.5% 6/1/27 to 3/1/48 (d)(e)	550,562,002	553,638,229
3.5% 8/1/47	42,521,293	42,499,467
4% 6/1/33 to 5/1/48	419,033,532	430,439,086
4% 4/1/48	1,566,044	1,600,363
4% 6/1/48 (c)	3,000,000	3,064,570
4.5% 6/1/25 to 5/1/45	69,643,971	73,283,308
5% 3/1/19 to 7/1/41	39,178,326	41,983,112
5.5% 6/1/18 to 6/1/41	17,908,527	19,504,460
6% 2/1/19 to 12/1/37	3,715,579	4,121,962
6.5% 7/1/21 to 9/1/39	6,522,985	7,242,715
7% 6/1/21 to 9/1/36	1,809,564	2,039,592
7.5% 6/1/26 to 6/1/32	38,156	43,366
8% 7/1/24 to 1/1/37	52,418	60,242
8.5% 9/1/19 to 9/1/29	45,809	51,480
9% 10/1/20	23	24
9.5% 5/1/21 to 7/1/21	59	61
10% 2/1/20 to 11/1/20	53	54
11% 7/1/19 to 9/1/20	10	10
		1,576,147,698
Ginnie Mae - 23.8%
3.5% 11/15/40 to 2/20/48 (d)	745,839,400	751,886,352
4% 2/15/39 to 7/20/47	284,971,515	294,287,482
4.5% 6/20/33 to 8/15/41	114,230,652	120,387,478
5% 12/15/32 to 9/15/41	31,643,926	34,106,412
5.5% 6/15/33 to 9/15/39	3,735,031	4,093,200
6% 10/15/30 to 5/15/40	4,747,468	5,314,843
7% 10/15/22 to 3/15/33	1,859,126	2,113,714
7.5% 11/15/21 to 9/15/31	790,791	883,648
8% 11/15/21 to 11/15/29	233,181	257,691
8.5% 10/15/21 to 1/15/31	48,161	55,116
9% 9/15/19 to 1/15/23	948	999
9.5% 12/15/20 to 3/15/23	377	397
3% 5/15/42 to 2/20/48	521,288,712	511,729,663
3.5% 6/1/48 (c)	800,000	803,812
3.5% 7/1/48 (c)	400,000	401,406
6.5% 3/20/31 to 6/15/37	542,463	612,341
11% 9/20/19	271	281
		1,726,934,835
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $7,325,648,306)		7,173,875,302

Asset-Backed Securities - 1.7%
Brazos Higher Education Authority, Inc.:
Series 2010-1 Class A1, 3 month U.S. LIBOR + 0.900% 3.23% 5/25/29 (a)(b)	$6,617,381	$6,679,151
Series 2011-2 Class A2, 3 month U.S. LIBOR + 0.850% 2.5952% 7/25/29 (a)(b)	10,233,371	10,325,223
GCO Education Loan Funding Trust Series 2006-1 Class A9L, 3 month U.S. LIBOR + 0.160% 2.49% 5/25/26 (a)(b)	14,953,000	14,893,254
Navient Student Ln Trust 2018-2 1 month U.S. LIBOR + 0.240% 2.1997% 3/25/67 (a)(b)(f)	22,844,288	22,858,417
Navient Student Loan Trust:
Series 2017-3A Class A2, 1 month U.S. LIBOR + 0.600% 2.5597% 7/26/66 (a)(b)(f)	4,550,000	4,585,021
Series 2017-4A Class A1, 1 month U.S. LIBOR + 0.300% 2.1997% 9/27/66 (a)(b)(f)	11,252,951	11,253,595
SLM Student Loan Trust:
Series 2003-10A Class A3, 3 month U.S. LIBOR + 0.470% 2.5945% 12/15/27 (a)(b)(f)	20,897,012	20,976,567
Series 2004-1 Class A4, 3 month U.S. LIBOR + 0.260% 2.6195% 10/27/25 (a)(b)	26,413,000	26,405,137
Series 2006-5 Class A5, 3 month U.S. LIBOR + 0.110% 2.4695% 1/25/27 (a)(b)	2,047,854	2,044,675
Series 2007-01 Class A5, 3 month U.S. LIBOR + 0.090% 2.4495% 1/26/26 (a)(b)	1,300,665	1,296,907
TOTAL ASSET-BACKED SECURITIES
(Cost $121,308,855)		121,317,947

Collateralized Mortgage Obligations - 9.1%
U.S. Government Agency - 9.1%
Fannie Mae:
floater:	$	$
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 2.7597% 2/25/32 (a)(b)	34,499	35,077
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 2.935% 3/18/32 (a)(b)	62,529	64,045
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 2.9597% 4/25/32 (a)(b)	75,488	77,232
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 2.9597% 10/25/32 (a)(b)	98,114	100,351
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 2.7097% 1/25/32 (a)(b)	35,458	36,010
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 6.1403% 12/25/33 (a)(g)(h)	1,148,121	237,778
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 4.7203% 11/25/36 (a)(g)(h)	861,165	131,313
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	38,487	40,563
Series 1993-207 Class H, 6.5% 11/25/23	546,143	581,001
Series 1996-28 Class PK, 6.5% 7/25/25	177,308	189,003
Series 1999-17 Class PG, 6% 4/25/29	509,882	548,808
Series 1999-32 Class PL, 6% 7/25/29	501,343	540,171
Series 1999-33 Class PK, 6% 7/25/29	375,851	405,528
Series 2001-52 Class YZ, 6.5% 10/25/31	44,640	49,706
Series 2003-28 Class KG, 5.5% 4/25/23	307,763	321,117
Series 2005-102 Class CO 11/25/35 (i)	287,911	252,880
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 12.4548% 8/25/35 (a)(h)	92,831	107,507
Series 2005-81 Class PC, 5.5% 9/25/35	691,040	751,193
Series 2006-12 Class BO 10/25/35 (i)	1,267,802	1,111,952
Series 2006-37 Class OW 5/25/36 (i)	119,300	100,792
Series 2006-45 Class OP 6/25/36 (i)	390,285	330,796
Series 2006-62 Class KP 4/25/36 (i)	617,957	524,518
Series 2012-149:
Class DA, 1.75% 1/25/43	1,995,829	1,903,734
Class GA, 1.75% 6/25/42	1,978,504	1,884,356
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	108,661	121,291
Series 1999-25 Class Z, 6% 6/25/29	390,651	423,681
Series 2001-20 Class Z, 6% 5/25/31	550,945	598,943
Series 2001-31 Class ZC, 6.5% 7/25/31	297,917	328,500
Series 2002-16 Class ZD, 6.5% 4/25/32	154,904	172,611
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 5.5903% 11/25/32 (a)(g)(h)	741,014	95,651
Series 2012-67 Class AI, 4.5% 7/25/27 (g)	1,773,267	173,428
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 4.6803% 12/25/36 (a)(g)(h)	555,036	98,312
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 4.4803% 5/25/37 (a)(g)(h)	337,026	51,481
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 14.2567% 9/25/23 (a)(h)	23,461	27,124
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 6.1403% 3/25/33 (a)(g)(h)	82,903	14,352
Series 2005-72 Class ZC, 5.5% 8/25/35	4,162,014	4,467,142
Series 2005-79 Class ZC, 5.9% 9/25/35	2,059,394	2,281,437
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 28.8619% 6/25/37 (a)(h)	277,317	499,317
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 27.8419% 7/25/37 (a)(h)	421,488	749,757
Class SB, 39.600% - 1 month U.S. LIBOR 27.8419% 7/25/37 (a)(h)	170,008	269,895
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 4.3903% 3/25/38 (a)(g)(h)	2,252,443	314,989
Series 2009-76 Class MI, 5.5% 9/25/24 (g)	7,599	166
Series 2009-85 Class IB, 4.5% 8/25/24 (g)	102,412	2,998
Series 2009-93 Class IC, 4.5% 9/25/24 (g)	138,241	3,677
Series 2010-112 Class SG, 6.360% - 1 month U.S. LIBOR 4.4003% 6/25/21 (a)(g)(h)	65,300	1,225
Series 2010-12 Class AI, 5% 12/25/18 (g)	6,511	11
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 4.0903% 12/25/40 (a)(g)(h)	2,089,400	269,005
Class ZA, 4.5% 12/25/40	1,120,612	1,173,598
Series 2010-139 Class NI, 4.5% 2/25/40 (g)	1,815,410	177,124
Series 2010-150 Class ZC, 4.75% 1/25/41	7,694,991	8,212,386
Series 2010-17 Class DI, 4.5% 6/25/21 (g)	51,208	1,101
Series 2010-23:
Class AI, 5% 12/25/18 (g)	4,448	16
Class HI, 4.5% 10/25/18 (g)	11,881	30
Series 2010-29 Class LI, 4.5% 6/25/19 (g)	20,162	116
Series 2010-95 Class ZC, 5% 9/25/40	15,268,532	16,477,399
Series 2010-97 Class CI, 4.5% 8/25/25 (g)	418,536	17,459
Series 2011-110 Class SA, 6.610% - 1 month U.S. LIBOR 4.6503% 4/25/41 (a)(g)(h)	4,597,072	617,558
Series 2011-112 Class SA, 6.550% - 1 month U.S. LIBOR 4.5903% 11/25/41 (a)(g)(h)	4,746,747	721,696
Series 2011-123 Class SD, 6.600% - 1 month U.S. LIBOR 4.6403% 8/25/39 (a)(g)(h)	3,883,937	457,160
Series 2011-39 Class ZA, 6% 11/25/32	1,518,539	1,672,590
Series 2011-4 Class PZ, 5% 2/25/41	3,064,754	3,401,427
Series 2011-67 Class AI, 4% 7/25/26 (g)	580,713	51,303
Series 2011-83 Class DI, 6% 9/25/26 (g)	719,151	59,972
Series 2012-100 Class WI, 3% 9/25/27 (g)	7,269,461	674,921
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 4.6903% 12/25/30 (a)(g)(h)	2,590,420	288,789
Series 2012-47 Class SD, 6.450% - 1 month U.S. LIBOR 4.4903% 5/25/42 (a)(g)(h)	9,822,639	1,740,204
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 4.5903% 6/25/41 (a)(g)(h)	3,605,844	470,262
Series 2013-133 Class IB, 3% 4/25/32 (g)	5,002,608	463,214
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 4.0903% 1/25/44 (a)(g)(h)	2,281,095	337,300
Series 2013-51 Class GI, 3% 10/25/32 (g)	1,653,200	161,359
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 4.7603% 6/25/35 (a)(g)(h)	1,796,280	277,204
Series 2015-42:
Class IL, 6% 6/25/45 (g)	9,906,884	2,341,262
Class LS, 6.200% - 1 month U.S. LIBOR 4.2403% 6/25/45 (a)(g)(h)	9,679,707	1,268,999
Series 2015-70 Class JC, 3% 10/25/45	10,713,121	10,633,210
Series 2016-78 Class CS, 6.100% - 1 month U.S. LIBOR 4.1403% 5/25/39 (a)(g)(h)	19,675,716	2,763,956
Series 2017-30 Class AI, 5.5% 5/25/47	4,842,700	1,117,797
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339:
Class 29, 5.5% 8/25/18 (g)	11	0
Class 5, 5.5% 7/25/33 (g)	323,298	71,181
Series 343 Class 16, 5.5% 5/25/34 (g)	275,808	49,888
Series 348 Class 14, 6.5% 8/25/34 (a)(g)	199,212	45,436
Series 351:
Class 12, 5.5% 4/25/34 (a)(g)	125,756	24,544
Class 13, 6% 3/25/34 (g)	174,105	34,639
Series 359 Class 19, 6% 7/25/35 (a)(g)	106,147	21,047
Series 384 Class 6, 5% 7/25/37 (g)	1,361,850	264,422
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 2.7187% 1/15/32 (a)(b)	28,129	28,597
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 2.8187% 3/15/32 (a)(b)	37,518	38,263
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 2.9187% 3/15/32 (a)(b)	40,199	41,095
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 2.8187% 6/15/31 (a)(b)	72,831	74,202
Class FG, 1 month U.S. LIBOR + 0.900% 2.8187% 3/15/32 (a)(b)	22,385	22,821
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 2.1687% 5/15/37 (a)(b)	1,621,301	1,619,221
planned amortization class:
Series 2006-15 Class OP 3/25/36 (i)	1,148,846	976,118
Series 2095 Class PE, 6% 11/15/28	589,860	636,783
Series 2101 Class PD, 6% 11/15/28	55,223	58,381
Series 2121 Class MG, 6% 2/15/29	242,083	261,376
Series 2131 Class BG, 6% 3/15/29	1,692,062	1,830,125
Series 2137 Class PG, 6% 3/15/29	268,512	291,183
Series 2154 Class PT, 6% 5/15/29	430,190	465,420
Series 2162 Class PH, 6% 6/15/29	100,915	109,015
Series 2520 Class BE, 6% 11/15/32	556,605	613,590
Series 2585 Class KS, 7.600% - 1 month U.S. LIBOR 5.6813% 3/15/23 (a)(g)(h)	24,173	1,405
Series 2693 Class MD, 5.5% 10/15/33	1,484,837	1,613,802
Series 2802 Class OB, 6% 5/15/34	916,619	984,011
Series 2937 Class KC, 4.5% 2/15/20	261,841	262,978
Series 2962 Class BE, 4.5% 4/15/20	545,956	553,181
Series 3002 Class NE, 5% 7/15/35	1,523,375	1,613,216
Series 3110 Class OP 9/15/35 (i)	701,507	631,884
Series 3119 Class PO 2/15/36 (i)	1,357,524	1,149,043
Series 3121 Class KO 3/15/36 (i)	238,727	203,862
Series 3123 Class LO 3/15/36 (i)	745,807	633,521
Series 3145 Class GO 4/15/36 (i)	732,320	622,700
Series 3189 Class PD, 6% 7/15/36	1,391,070	1,546,101
Series 3225 Class EO 10/15/36 (i)	414,319	351,412
Series 3258 Class PM, 5.5% 12/15/36	705,428	756,856
Series 3415 Class PC, 5% 12/15/37	527,751	559,641
Series 3786 Class HI, 4% 3/15/38 (g)	1,700,077	129,245
Series 3806 Class UP, 4.5% 2/15/41	4,295,380	4,463,863
Series 3832 Class PE, 5% 3/15/41	4,305,283	4,627,040
Series 4135 Class AB, 1.75% 6/15/42	1,479,525	1,410,384
sequential payer:
Series 2135 Class JE, 6% 3/15/29	125,898	136,207
Series 2274 Class ZM, 6.5% 1/15/31	140,269	154,330
Series 2281 Class ZB, 6% 3/15/30	335,079	353,487
Series 2303 Class ZV, 6% 4/15/31	136,740	148,257
Series 2357 Class ZB, 6.5% 9/15/31	1,056,941	1,177,657
Series 2502 Class ZC, 6% 9/15/32	282,500	310,206
Series 2519 Class ZD, 5.5% 11/15/32	445,238	467,807
Series 2546 Class MJ, 5.5% 3/15/23	188,989	195,521
Series 2601 Class TB, 5.5% 4/15/23	90,125	94,248
Series 2998 Class LY, 5.5% 7/15/25	272,648	287,283
Series 3871 Class KB, 5.5% 6/15/41	6,352,564	7,078,968
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 4.6813% 2/15/36 (a)(g)(h)	489,065	81,613
Series 2013-4281 Class AI, 4% 12/15/28 (g)	5,719,084	468,312
Series 2017-4683 Class LM, 3% 5/15/47	12,125,339	12,046,226
Series 2844:
Class SC, 46.800% - 1 month U.S. LIBOR 34.3284% 8/15/24 (a)(h)	10,179	13,370
Class SD, 86.400% - 1 month U.S. LIBOR 61.5068% 8/15/24 (a)(h)	14,975	23,912
Series 2933 Class ZM, 5.75% 2/15/35	4,292,213	4,829,447
Series 2935 Class ZK, 5.5% 2/15/35	5,110,550	5,571,512
Series 2947 Class XZ, 6% 3/15/35	1,867,390	2,052,466
Series 2996 Class ZD, 5.5% 6/15/35	3,297,515	3,647,233
Series 3055 Class CS, 6.590% - 1 month U.S. LIBOR 4.6713% 10/15/35 (a)(g)(h)	708,374	114,250
Series 3237 Class C, 5.5% 11/15/36	5,044,610	5,518,759
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 4.7413% 11/15/36 (a)(g)(h)	1,684,414	268,483
Series 3284 Class CI, 6.120% - 1 month U.S. LIBOR 4.2013% 3/15/37 (a)(g)(h)	3,914,594	574,848
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 4.8313% 3/15/37 (a)(g)(h)	2,416,950	409,311
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 4.8413% 4/15/37 (a)(g)(h)	3,671,388	641,443
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 4.6613% 6/15/37 (a)(g)(h)	1,208,212	175,278
Series 3772 Class BI, 4.5% 10/15/18 (g)	43,658	159
Series 3949 Class MK, 4.5% 10/15/34	1,101,871	1,150,673
Series 3955 Class GS, 5.950% - 1 month U.S. LIBOR 4.0313% 9/15/41 (a)(g)(h)	4,398,310	578,347
Series 4055 Class BI, 3.5% 5/15/31 (g)	4,888,009	521,438
Series 4149 Class IO, 3% 1/15/33 (g)	727,790	90,896
Series 4314 Class AI, 5% 3/15/34 (g)	1,722,898	173,871
Series 4427 Class LI, 3.5% 2/15/34 (g)	7,992,927	1,047,736
Series 4471 Class PA 4% 12/15/40	12,298,428	12,627,619
target amortization class Series 2156 Class TC, 6.25% 5/15/29	313,869	333,680
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 2.8187% 2/15/24 (a)(b)	124,363	125,720
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	221,396	239,165
Series 2056 Class Z, 6% 5/15/28	433,158	467,468
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40	12,364,183	12,769,727
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 4.7563% 6/16/37 (a)(g)(h)	739,208	127,107
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 2.4499% 3/20/60 (a)(b)(j)	9,570,148	9,610,437
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 2.205% 7/20/60 (a)(b)(j)	1,129,793	1,128,276
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 2.1831% 9/20/60 (a)(b)(j)	1,353,022	1,350,185
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 2.1831% 8/20/60 (a)(b)(j)	1,516,690	1,513,431
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 2.2631% 12/20/60 (a)(b)(j)	2,721,490	2,721,859
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 2.3831% 12/20/60 (a)(b)(j)	4,145,632	4,158,220
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 2.3831% 2/20/61 (a)(b)(j)	8,614,768	8,636,110
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 2.3731% 2/20/61 (a)(b)(j)	11,326,603	11,352,378
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 2.3831% 4/20/61 (a)(b)(j)	3,717,397	3,728,670
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 2.3831% 5/20/61 (a)(b)(j)	4,601,583	4,617,750
Class FC, 1 month U.S. LIBOR + 0.500% 2.3831% 5/20/61 (a)(b)(j)	4,125,861	4,139,211
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 2.4131% 6/20/61 (a)(b)(j)	5,214,039	5,232,711
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 2.4331% 9/20/61 (a)(b)(j)	11,830,896	11,886,691
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 2.4831% 10/20/61 (a)(b)(j)	5,882,510	5,915,149
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 2.5831% 11/20/61 (a)(b)(j)	5,075,695	5,118,922
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 2.5831% 1/20/62 (a)(b)(j)	3,323,619	3,350,472
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 2.5131% 1/20/62 (a)(b)(j)	4,888,615	4,920,591
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 2.5131% 3/20/62 (a)(b)(j)	3,035,357	3,053,012
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 2.5331% 5/20/61 (a)(b)(j)	1,910,566	1,914,332
Series 2012-H23 Class WA, 1 month U.S. LIBOR + 0.520% 2.4031% 10/20/62 (a)(b)(j)	165,580	166,196
Series 2012-H26, Class CA, 1 month U.S. LIBOR + 0.530% 2.4131% 7/20/60 (a)(b)(j)	6,429,027	6,442,233
Series 2013-H07 Class BA, 1 month U.S. LIBOR + 0.360% 2.2431% 3/20/63 (a)(b)(j)	196,005	195,912
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 2.4831% 1/20/64 (a)(b)(j)	4,865,265	4,891,912
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 2.4831% 12/20/63 (a)(b)(j)	13,245,094	13,329,695
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 2.3831% 6/20/64 (a)(b)(j)	4,088,302	4,102,078
Series 2015-H07 Class FA, 1 month U.S. LIBOR + 0.300% 2.1831% 3/20/65 (a)(b)(j)	2,742,202	2,742,605
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 2.1631% 5/20/63 (a)(b)(j)	4,247,514	4,248,415
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 2.0831% 4/20/63 (a)(b)(j)	7,078,922	7,076,662
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 2.2831% 12/20/62 (a)(b)(j)	12,804,169	12,815,122
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29	600,932	654,060
Series 1997-8 Class PE, 7.5% 5/16/27	262,271	295,897
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 6.1045% 12/20/40 (a)(h)	7,292,000	7,507,303
Series 2011-136 Class WI, 4.5% 5/20/40 (g)	1,201,296	141,838
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	2,337,600	2,495,843
Series 2010-160 Class DY, 4% 12/20/40	20,844,396	21,547,924
Series 2010-170 Class B, 4% 12/20/40	4,697,768	4,856,254
Series 2016-H02 Class FM, 1 month U.S. LIBOR + 0.500% 2.3831% 9/20/62 (a)(b)(j)	31,909,877	31,988,407
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 2.5331% 11/20/65 (a)(b)(j)	4,803,259	4,817,894
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 4.5663% 5/16/34 (a)(g)(h)	405,145	58,987
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 5.2663% 8/17/34 (a)(g)(h)	491,899	90,612
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 28.5975% 6/16/37 (a)(h)	29,111	47,490
Series 2010-116 Class QB, 4% 9/16/40	1,480,761	1,527,882
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 4.0163% 2/16/40 (a)(g)(h)	3,098,641	375,992
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 2.2299% 5/20/60 (a)(b)(j)	3,651,408	3,646,613
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 4.1523% 7/20/41 (a)(g)(h)	1,947,208	281,435
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 4.7663% 6/16/42 (a)(g)(h)	1,528,937	236,546
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 6.0697% 4/20/39 (a)(h)	3,055,533	3,115,828
Class ST, 8.800% - 1 month U.S. LIBOR 6.203% 8/20/39 (a)(h)	9,007,433	9,280,588
Series 2013-149 Class MA, 2.5% 5/20/40	25,390,171	24,740,193
Series 2014-2 Class BA, 3% 1/20/44	33,151,729	32,725,537
Series 2014-21 Class HA, 3% 2/20/44	15,179,907	15,002,603
Series 2014-25 Class HC, 3% 2/20/44	21,908,470	21,604,231
Series 2014-5 Class A, 3% 1/20/44	20,280,172	20,020,557
Series 2015-H13 Class HA, 2.5% 8/20/64 (j)	36,679,578	36,512,760
Series 2015-H17:
Class GZ, 4.4045% 5/20/65 (a)(j)	810,581	825,284
Class HA, 2.5% 5/20/65 (j)	17,127,025	17,047,040
Series 2015-H21 Class HA, 2.5% 6/20/63 (j)	780,047	777,114
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 2.59% 5/20/66 (a)(b)(j)	32,670,301	32,808,310
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 2.44% 8/20/66 (a)(b)(j)	33,634,925	33,682,394
		662,728,021
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $672,891,041)		662,728,021

Commercial Mortgage Securities - 3.7%
Fannie Mae Series 2017-T1 Class A, 2.898% 6/25/27	69,572,578	67,172,031
Freddie Mac:
floater:
Series KP04 Class AG1, 1 month U.S. LIBOR + 0.220% 2.1293% 7/25/20 (a)(b)	17,300,000	17,310,778
Series KP04, Class AG2, 1 month U.S. LIBOR + 0.200% 2.1093% 10/25/19 (a)(b)	34,700,000	34,700,031
sequential payer:
Series 2017-K066 Class A2, 3.117% 6/25/27	16,292,000	15,988,408
Series 2018-K731 Class A2, 3.514% 2/25/25	35,300,000	36,206,864
Series K073 Class A2, 3.35% 1/25/28	36,400,000	36,253,104
Series 2018-K075 Class A2, 3.672% 2/25/28	51,370,000	52,371,417
Series K076 Class A2, 3.9% 4/25/28	10,100,000	10,534,959
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $272,454,881)		270,537,592
	Shares	Value

Money Market Funds - 1.9%
Fidelity Cash Central Fund, 1.76% (k)
(Cost $138,502,907)	138,475,212	138,502,907

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 3.085% and receive quarterly a floating rate based on 3-month LIBOR, expiring May 2028	5/10/21	65,900,000	$1,810,771
Call Options - 0.1%
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 3.085% and pay quarterly a floating rate based on 3-month LIBOR, expiring May 2028	5/10/21	65,900,000	2,406,366
TOTAL PURCHASED SWAPTIONS
(Cost $4,077,562)			4,217,137
TOTAL INVESTMENT IN SECURITIES - 115.4%
(Cost $8,534,883,552)			8,371,178,906
NET OTHER ASSETS (LIABILITIES) - (15.4)%			(1,117,050,111)
NET ASSETS - 100%			$7,254,128,795

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
3.5% 6/1/48	$(10,500,000)	$(10,464,670)
3.5% 6/1/48	(2,500,000)	(2,491,588)
4% 6/1/48	(24,100,000)	(24,621,216)
4% 6/1/48	(24,101,000)	(24,622,237)
4% 6/1/48	(24,100,000)	(24,621,216)
4% 6/1/48	(24,075,000)	(24,595,675)
4% 6/1/48	(23,600,000)	(24,110,402)
4% 6/1/48	(23,575,000)	(24,084,861)
4% 6/1/48	(47,149,000)	(48,168,701)
4% 6/1/48	(24,101,000)	(24,622,237)
4% 6/1/48	(14,600,000)	(14,915,757)
4% 6/1/48	(28,900,000)	(29,525,026)
4.5% 6/1/48	(223,400,000)	(233,182,038)

TOTAL FANNIE MAE		(510,025,624)

Ginnie Mae
3.5% 6/1/48	(400,000)	(401,906)
TOTAL TBA SALE COMMITMENTS
(Proceeds $510,099,828)		$(510,427,530)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	227	Sept. 2018	$25,853,172	$255,605	$255,605
Sold
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	64	Sept. 2018	13,583,000	(53,124)	(53,124)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	163	Sept. 2018	23,655,375	(373,469)	(373,469)
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	695	Sept. 2018	89,198,906	(1,707,873)	(1,707,873)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	45	Sept. 2018	7,177,500	(69,006)	(69,006)

TOTAL SOLD					(2,203,472)

TOTAL FUTURES CONTRACTS					$(1,947,867)

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

The notional amount of futures sold as a percentage of Net Assets is 1.8%

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,424,139.

 (e) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $85,572.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $59,673,600 or 0.8% of net assets.

 (g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (h) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (i) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (j) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,344,511
Total	$1,344,511

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$7,173,875,302	$--	$7,173,875,302	$--
Asset-Backed Securities	121,317,947	--	121,317,947	--
Collateralized Mortgage Obligations	662,728,021	--	662,728,021	--
Commercial Mortgage Securities	270,537,592	--	270,537,592	--
Money Market Funds	138,502,907	138,502,907	--	--
Purchased Swaptions	4,217,137	--	4,217,137	--
Total Investments in Securities:	$8,371,178,906	$138,502,907	$8,232,675,999	$--
Derivative Instruments:
Assets
Futures Contracts	$255,605	$255,605	$--	$--
Total Assets	$255,605	$255,605	$--	$--
Liabilities
Futures Contracts	$(2,203,472)	$(2,203,472)	$--	$--
Total Liabilities	$(2,203,472)	$(2,203,472)	$--	$--
Total Derivative Instruments:	$(1,947,867)	$(1,947,867)	$--	$--
Other Financial Instruments:
TBA Sale Commitments	$(510,427,530)	$--	$(510,427,530)	$--
Total Other Financial Instruments:	$(510,427,530)	$--	$(510,427,530)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios II LLC’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	July 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	July 27, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 27, 2018